Income tax (Details 4) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Deferred income tax assets	$ 5,981	$ 25,136
Deferred income tax liabilities	87,719	98,045
Total deferred income tax (liabilities) assets, net	(81,738)	(72,909)
Less than 1 year [Member]
Statement [Line Items]
Deferred income tax assets	4,133	1,482
Deferred income tax liabilities	6,953	4,443
Recovered After More Than 12 Months [Member]
Statement [Line Items]
Deferred income tax assets	1,848	23,654
Deferred income tax liabilities	$ 80,766	$ 93,602